Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt and Other Financing Arrangements

	(in thousands) December 31,
	2017	2016
Industrial revenue bonds due from 2020 to 2040*	$1,010,600	$1,010,600
Notes, 5.75%, due 2017	—	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 4.0%, due 2023	500,000	500,000
Notes, 6.40%, due 2037	650,000	650,000
Notes, 5.20%, due 2043	500,000	500,000

Total long-term debt	3,760,600	4,360,600
Less debt issuance costs	18,358	21,459

Total amounts outstanding	3,742,242	4,339,141
Less current maturities	500,000	600,000

Total long-term debt due after one year	$3,242,242	$3,739,141

*	The industrial revenue bonds had variable rates ranging from 1.65% to 1.92% and 0.79% to 1.00% at
December 31, 2017 and 2016, respectively.